POST-EMPLOYMENT BENEFITS - Principal Actuarial Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined benefit obligation
Discount rate	3.30%	2.70%
Pension expense
Discount rate	2.70%	3.20%
Minimum
Defined benefit obligation
Rate of compensation increase	1.00%	1.00%
Pension expense
Rate of compensation increase	1.00%	1.00%
Maximum
Defined benefit obligation
Rate of compensation increase	4.50%	4.50%
Pension expense
Rate of compensation increase	4.50%	4.50%